Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net income for the year	R$ 1,002	R$ 334	R$ 2,469
Items not to be reclassified to profit or loss in subsequent periods
Post retirement liabilities - remesurement of obligations of the defined benefit plans, net of taxes	(261)	(515)	(360)
Equity gain (loss) on other comprehensive income in subsidiary and jointly-controlled entity, net of taxes	(3)	4	(1)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(264)	(511)	(361)
Items to be reclassified to profit or loss in subsequent periods
Equity gain on other comprehensive income, in subsidiary and jointly-controlled entity, relating to fair value of financial asset available for sale, net of tax	(38)	(3)	54
Reclassification of translation adjustments to the Income statement arising from sale of Transchile	0	(40)	0
Other comprehensive income that will be reclassified to profit or loss, net of tax	(38)	(43)	54
COMPREHENSIVE INCOME FOR THE YEAR	700	(220)	2,162
Total of comprehensive income for the year attributed to:
Equity holders of the parent	699	(220)	2,162
Non-controllinginterests	1	0	0
COMPREHENSIVE INCOME FOR THE YEAR	R$ 700	R$ (220)	R$ 2,162